Segments - Results of Continuing Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information
Revenue	$ 62,753	$ 61,860	$ 60,530
Cost	27,201	27,560	27,842
Other expense and (income)	29,754	25,610	31,531
Segment profit	5,797	8,690	1,156
Operating Segments
Segment Information
Revenue	62,510	61,229	59,621
Cost	26,103	26,376	26,634
Other expense and (income)	22,872	22,023	21,093
Segment profit	$ 13,535	$ 12,829	11,893
Revenue year-to-year change (as a percent)	2.10%	2.70%
Segment profit year-to-year change (as a percent)	5.50%	7.90%
Segment profit margin (as a percent)	21.70%	21.00%
Operating Segments | Software
Segment Information
Revenue	$ 27,085	$ 25,011	23,629
Cost	4,428	4,289	4,146
Other expense and (income)	13,974	13,222	12,471
Segment profit	$ 8,684	$ 7,499	7,012
Revenue year-to-year change (as a percent)	8.30%	5.80%
Segment profit year-to-year change (as a percent)	15.80%	6.90%
Segment profit margin (as a percent)	32.10%	30.00%
Operating Segments | Consulting
Segment Information
Revenue	$ 20,692	$ 20,884	20,058
Cost	15,103	15,297	14,878
Other expense and (income)	3,535	3,458	3,310
Segment profit	$ 2,054	$ 2,130	1,871
Revenue year-to-year change (as a percent)	(0.90%)	4.10%
Segment profit year-to-year change (as a percent)	(3.60%)	13.80%
Segment profit margin (as a percent)	9.90%	10.20%
Operating Segments | Infrastructure
Segment Information
Revenue	$ 14,020	$ 14,593	15,288
Cost	6,201	6,406	7,212
Other expense and (income)	5,369	5,359	5,405
Segment profit	$ 2,450	$ 2,828	2,671
Revenue year-to-year change (as a percent)	(3.90%)	(4.50%)
Segment profit year-to-year change (as a percent)	(13.40%)	5.90%
Segment profit margin (as a percent)	17.50%	19.40%
Operating Segments | Financing
Segment Information
Revenue	$ 713	$ 741	645
Cost	372	384	398
Other expense and (income)	(6)	(16)	(92)
Segment profit	$ 348	$ 373	$ 340
Revenue year-to-year change (as a percent)	(3.70%)	14.80%
Segment profit year-to-year change (as a percent)	(6.60%)	9.80%
Segment profit margin (as a percent)	48.80%	50.30%